Biological assets (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Biological assets (Textual)
Point of harvest amount	$ 12,981	$ 9,790
Initial recognition and changes in fair value of biological assets	259	101
Amount attributable to price changes	271	(93)
Amount attributable to physical changes	$ (12)	$ 194